Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 234	$ 43	$ 27	$ 54
Receivables, net	299	247
Receivables - related parties	247	241
Inventories	55	52
Other current assets	33	51
Total current assets	868	634
Equity method investments	2,471	2,458
Property, plant and equipment, net	11,408	10,214
Intangibles, net	492	466
Goodwill	2,245	2,595	116
Long-term receivables - related parties	11	25
Other noncurrent assets	14	12
Total assets	17,509	16,404
Current liabilities:
Accounts payable	140	96
Accrued liabilities	232	189
Payables - related parties	87	56
Deferred revenue	2	0
Deferred revenue - related parties	38	32
Accrued property, plant and equipment	146	174
Accrued taxes	38	28
Accrued interest payable	53	54
Other current liabilities	27	16
Total current liabilities	763	645
Long-term deferred revenue	12	4
Long-term deferred revenue - related parties	19	9
Long-term debt	4,422	5,255
Deferred income taxes	6	378
Deferred credits and other liabilities	177	167
Total liabilities	5,399	6,458
Redeemable preferred units	1,000	0
Equity
Total MPLX LP partners' capital	11,092	9,933
Noncontrolling interest	18	13
Total equity	11,110	9,946	784	1,399
Liabilities and Equity	17,509	16,404
MPC [Member]
Current assets:
Receivables - related parties	242	229
Long-term receivables - related parties	11	25
Current liabilities:
Payables - related parties	63	35
Limited Partners Common Units [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	1,069	465
Limited Partners Class B Units [Member]
Equity
Total MPLX LP partners' capital	133	266
General Partner [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	1,013	819
Public [Member] | Limited Partners Common Units [Member]
Equity
Total MPLX LP partners' capital	8,086	7,691
Predecessor [Member] | MPC [Member]
Equity
Total MPLX LP partners' capital	791	692
Total equity	$ 791	$ 692	$ 321	$ 285